Classification of Expenses By Nature - Details of Classification of Expenses By Nature (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature [abstract]
Advertising expenses	₩ 13,661	₩ 29,898	₩ 35,948
Fees and commissions	472,324	259,024	215,613
Lease expenses	1,292	1,179	1,125
Outsourcing expenses	13,053	11,415	12,997
Salaries	44,339	40,315	35,532
Expenses related to defined contribution and benefit plans	2,505	2,255	2,090
Employee benefits	4,256	3,895	3,390
Depreciation	5,252	5,145	4,570
Amortization	2,406	1,917	1,748
Other expenses	5,422	3,733	3,361
Total	₩ 564,510	₩ 358,776	₩ 316,374